Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Spartan®

Arizona Municipal

Funds

Spartan Arizona Municipal Income Fund

(fund number 434, trading symbol FSAZX)

Spartan Arizona Municipal Money Market Fund

(fund number 433, trading symbol FSAXX)

Prospectus

October 23, 2000

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

Spartan Arizona Municipal Income Fund seeks a high level of current income, exempt from federal income tax and Arizona personal income tax.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing in investment-grade municipal debt securities (those of medium and high quality).
  Normally investing at least 65% of total assets in municipal securities whose interest is exempt from Arizona personal income tax.
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Managing the fund to have similar overall interest rate risk to an index, which as of August 31, 2000, was the Lehman Brothers Arizona 4 Plus Year Enhanced Municipal Bond Index.
  Allocating assets across different market sectors and maturities.
  Analyzing a security's structural features and current pricing, trading opportunities, and the credit quality of its issuer to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Geographic Concentration. Unfavorable political or economic conditions within Arizona can affect the credit quality of issuers located in that state.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Prospectus

Fund Summary - continued

Investment Objective

Spartan Arizona Municipal Money Market Fund seeks as high a level of current income exempt from federal income tax and Arizona personal income tax, as is consistent with preservation of capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing in municipal money market securities, including shares of a municipal money market fund managed by an affiliate of FMR.
  Normally investing at least 65% of total assets in municipal securities whose interest is exempt from Arizona personal income tax.
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Geographic Concentration. Unfavorable political or economic conditions within Arizona can affect the credit quality of issuers located in that state.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information illustrates the changes in each fund's performance from year to year and compares the bond fund's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Spartan Arizona Municipal Income also compares its performance to the performance of an additional index over various periods of time. Data for the additional index for Spartan Arizona Municipal Income is available only from April 30, 1996 to the present. Returns are based on past results and are not an indication of future performance.

Prospectus

Fund Summary - continued

Year-by-Year Returns

The returns in the chart do not include the effect of Spartan Arizona Municipal Money Market's account closeout fee. If the effect of the fee were reflected, returns would be lower than those shown.

Spartan AZ Municipal Income
Calendar Years	1995	1996	1997	1998	1999
	18.49%	3.51%	7.97%	5.30%	-1.83%



During the periods shown in the chart for Spartan Arizona Municipal Income, the highest return for a quarter was 7.97% (quarter ended March 31, 1995) and the lowest return for a quarter was -1.63% (quarter ended June 30, 1999).

The year-to-date return as of September 30, 2000 for Spartan Arizona Municipal Income was 6.70%.

Spartan AZ Municipal Money Market
Calendar Years	1995	1996	1997	1998	1999
	3.93%	3.35%	3.47%	3.22%	2.91%



During the periods shown in the chart for Spartan Arizona Municipal Money Market, the highest return for a quarter was 1.02% (quarter ended June 30, 1995) and the lowest return for a quarter was 0.63% (quarter ended March 31, 1999).

The year-to-date return as of September 30, 2000 for Spartan Arizona Municipal Money Market was 2.75%.

Prospectus

Fund Summary - continued

Average Annual Returns

The returns in the following table do not include the effect of the $5 account closeout fee for Spartan Arizona Municipal Money Market.

For the periods ended December 31, 1999	Past 1 year	Past 5 years	Life of fundA
Spartan Arizona Municipal Income	-1.83%	6.48%	5.97%
Lehman Brothers Municipal Bond Index	-2.06%	6.91%	6.76%
Lehman Brothers Arizona 4 Plus Year Enhanced Municipal Bond Index	-2.11%	3.62%	n/aB
Lipper Arizona Municipal Debt Funds Average	-4.29%	5.95%	n/aB
Spartan Arizona Municipal Money Market	2.91%	3.38%	3.38%

A From October 11, 1994.

B Not Available

If FMR had not reimbursed certain fund expenses during these periods, each fund's returns would have been lower.

The Lehman Brothers Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

The Lehman Brothers Arizona 4 Plus Year Enhanced Municipal Bond Index is a market value-weighted index of Arizona investment-grade municipal bonds with maturities of four years or more.

The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of a fund. The annual fund operating expenses provided below for Spartan Arizona Municipal Income do not reflect the effect of any reduction of certain expenses during the period. The annual fund operating expenses provided below for Spartan Arizona Municipal Money Market are based on historical expenses.

Prospectus

Fund Summary - continued

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Redemption fee on shares held less than 180 days (as a % of amount redeemed)
for Spartan Arizona Municipal Income only	0.50%
Exchange fee
for Spartan Arizona Municipal Money Market onlyA,B	$5.00
Wire transaction fee
for Spartan Arizona Municipal Money Market onlyA	$5.00
Checkwriting fee, per check written
for Spartan Arizona Municipal Money Market onlyA	$2.00
Account closeout fee
for Spartan Arizona Municipal Money Market onlyA	$5.00
Annual account maintenance fee (for accounts under $2,500)	$12.00

A The fees for individual transactions are waived if your account balance at the time of the transaction is $50,000 or more.

B You will not pay an exchange fee if you exchange through any of Fidelity's automated exchange services.

Annual fund operating expenses (paid from fund assets)

Spartan AZ Municipal Income	Management fee	0.55%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.00%
	Total annual fund operating expenses	0.55%
Spartan AZ Municipal Money Market	Management fee	0.50%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.00%
	Total annual fund operating expenses	0.50%

Through arrangements with each fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce fund expenses. Including these reductions, the total fund operating expenses would have been 0.48% for Spartan Arizona Municipal Income.

This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account at the end of each time period indicated and if you leave your account open:

Prospectus

Fund Summary - continued

		Account open	Account closed
Spartan AZ Municipal Income	1 year	$ 56	$ 56
	3 years	$ 176	$ 176
	5 years	$ 307	$ 307
	10 years	$ 689	$ 689
Spartan AZ Municipal Money Market	1 year	$ 51	$ 56
	3 years	$ 160	$ 165
	5 years	$ 280	$ 285
	10 years	$ 628	$ 633

Prospectus

Fund Basics

Investment Details

Investment Objective

Spartan Arizona Municipal Income Fund seeks a high level of current income, exempt from federal income tax and Arizona personal income tax.

Principal Investment Strategies

FMR normally invests the fund's assets in investment-grade municipal debt securities (those of medium and high quality).

FMR normally invests at least 65% of the fund's total assets in municipal securities whose interest is exempt from Arizona personal income tax and at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. Municipal securities whose interest is exempt from federal and Arizona income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.

FMR may invest the fund's assets in municipal securities whose interest is subject to Arizona personal income tax. Although FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

FMR uses an index that represents the market for the types of securities in which the fund invests as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of August 31, 2000, FMR was using the Lehman Brothers Arizona 4 Plus Year Enhanced Municipal Bond Index in managing the fund's investments. As of August 31, 2000, the dollar-weighted average maturity of the fund and the index was approximately 13.0 and 14.2 years, respectively.

FMR allocates the fund's assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector and maturity.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR analyzes a security's structural features and current price compared to its estimated long-term value, any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Investment Objective

Spartan Arizona Municipal Money Market Fund seeks as high a level of current income exempt from federal income tax and Arizona personal income tax, as is consistent with preservation of capital.

Principal Investment Strategies

FMR normally invests the fund's assets in municipal money market securities, including shares of a municipal money market fund managed by an affiliate of FMR.

FMR normally invests at least 65% of the fund's total assets in municipal securities whose interest is exempt from Arizona personal income tax and at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. Municipal securities whose interest is exempt from federal and Arizona income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.

FMR may invest the fund's assets in municipal securities whose interest is subject to Arizona personal income tax. Although FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Description of Principal Security Types

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Municipal debt securities include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds.

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Municipal money market securities include variable rate demand notes, commercial paper, municipal notes, and shares of municipal money market funds.

Prospectus

Fund Basics - continued

Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance.

Principal Investment Risks

Many factors affect each fund's performance. Because FMR concentrates each fund's investments in Arizona, the fund's performance is expected to be closely tied to economic and political conditions within that state and to be more volatile than the performance of a more geographically diversified fund.

The bond fund's yield and share price change daily based on changes in interest rates and market conditions and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR may invest a significant percentage of the fund's assets in a single issuer, the fund's performance could be closely tied to the market value of that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The money market fund's yields will change daily based on changes in interest rates and other market conditions. Although the fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease. While the fund will be charged premiums by a mutual insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, the fund may incur losses regardless of the insurance.

The following factors can significantly affect a fund's performance:

Municipal Market Volatility. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Interest Rate Changes. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Prospectus

Fund Basics - continued

Foreign Exposure. Entities located in foreign countries that provide credit support or a maturity-shortening structure can involve increased risks. Extensive public information about the provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

Geographic Concentration. Arizona's economy recovered from a slow-down in growth in the late 80's and early 90's with an expansion that is now in its seventh year.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance, and a fund could distribute income subject to federal or Arizona personal income tax.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

Spartan Arizona Municipal Income Fund seeks a high level of current income, exempt from federal income tax and Arizona personal income tax. The fund normally invests at least 80% of its assets in municipal securities whose interest is free from federal income tax.

Prospectus

Fund Basics - continued

Spartan Arizona Municipal Money Market Fund seeks as high a level of current income exempt from federal income tax and Arizona personal income tax, as is consistent with preservation of capital. The fund normally invests at least 80% of its assets in municipal securities whose interest is free from federal income tax.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

Each fund's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing the fund's NAV.

To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

The bond fund's assets are valued primarily on the basis of information furnished by a pricing service or market quotations. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

The money market fund's assets are valued on the basis of amortized cost.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.

In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, Fidelity Brokerage Services LLC (FBS LLC). Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

For account, product, and service information, please use the following web site and phone numbers:

  For information over the Internet, visit Fidelity's web site at www.fidelity.com.
  For accessing account information automatically by phone, use Fidelity Automated Service Telephone (FAST®), 1-800-544-5555.
  For exchanges, redemptions, and account assistance, 1-800-544-6666.
  For mutual fund and brokerage information, 1-800-544-6666.
  For retirement information, 1-800-544-4774.
  TDD - Service for the Deaf and Hearing-Impaired, 1-800-544-0118 (9:00 a.m. - 9:00 p.m. Eastern time).

Please use the following addresses:

Buying Shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling Shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

You may buy or sell shares of the funds through an investment professional. If you invest through an investment professional, the procedures for buying, selling, and exchanging shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in a fund, including a transaction fee if you buy or sell shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.

Prospectus

Shareholder Information - continued

The different ways to set up (register) your account with Fidelity are listed in the following table.

Ways to Set Up Your Account
Individual or Joint Tenant For your general investment needs
Gifts or Transfers to a Minor (UGMA, UTMA) To invest for a child's education or other future needs
Trust For money being invested by a trust
Business or Organization For investment needs of corporations, associations, partnerships, or other groups

Buying Shares

The price to buy one share of each fund is the fund's NAV. Each fund's shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your investment is received in proper form.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
  Fidelity does not accept cash.
  When making a purchase with more than one check, each check must have a value of at least $50.
  Fidelity reserves the right to limit the number of checks processed at one time.
  If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when a fund is priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Prospectus

Shareholder Information - continued

Minimums

To Open an Account
Spartan AZ Municipal Income	$10,000
Spartan AZ Municipal Money Market	$25,000
To Add to an Account	$1,000
Through regular investment plans	$500
Minimum Balance
Spartan AZ Municipal Income	$5,000
Spartan AZ Municipal Money Market	$10,000

There is no minimum account balance or initial or subsequent purchase minimum for investments through Fidelity Portfolio Advisory Services SM or a qualified state tuition program.

In addition, each fund may waive or lower purchase minimums in other circumstances.

Key Information
Phone 1-800-544-6666

To Open an Account

  Exchange from another Fidelity fund. Call the phone number at left.

To Add to an Account

  Exchange from another Fidelity fund. Call the phone number at left.
  Use Fidelity Money Line® to transfer from your bank account.

Internet www.fidelity.com

To Open an Account

  Complete and sign the application. Make your check payable to the complete name of the fund. Mail to the address under "Mail" below.

To Add to an Account

  Exchange from another Fidelity fund.
  Use Fidelity Money Line to transfer from your bank account.

Mail Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

To Open an Account

  Complete and sign the application. Make your check payable to the complete name of the fund. Mail to the address at left.

To Add to an Account

  Make your check payable to the complete name of the fund. Indicate your fund account number on your check and mail to the address at left.
  Exchange from another Fidelity fund. Send a letter of instruction to the address at left, including your name, the funds' names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

In Person

To Open an Account

  Bring your application and check to a Fidelity Investor Center. Call 1-800-544-9797 for the center nearest you.

To Add to an Account

  Bring your check to a Fidelity Investor Center. Call 1-800-544-9797 for the center nearest you.

Wire

To Open an Account

  Call 1-800-544-6666 to set up your account and to arrange a wire transaction.
  Wire within 24 hours to: Bankers Trust Company, Bank Routing # 021001033,
  Account # 00163053.
  Specify the complete name of the fund and include your new fund account number and your name.

To Add to an Account

  Wire to: Bankers Trust Company, Bank Routing # 021001033, Account # 00163053.
  Specify the complete name of the fund and include your fund account number and your name.

Automatically	To Open an Account Not available. To Add to an Account Use Fidelity Automatic Account Builder® or Direct Deposit. Use Fidelity Automatic Exchange Service to exchange from a Fidelity money market fund.

Selling Shares

The price to sell one share of Spartan Arizona Municipal Income is the fund's NAV, minus the redemption fee (short-term trading fee), if applicable. The price to sell one share of Spartan Arizona Municipal Money Market is the fund's NAV.

Spartan Arizona Municipal Income will deduct a short-term trading fee of 0.50% from the redemption amount if you sell your shares after holding them less than 180 days. This fee is paid to the fund rather than Fidelity, and is designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading.

If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus the short-term trading fee, if applicable.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

  You wish to sell more than $100,000 worth of shares;
  Your account registration has changed within the last 15 or 30 days, depending on your account;
  The check is being mailed to a different address than the one on your account (record address);
  The check is being made payable to someone other than the account owner; or
  The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

Prospectus

Shareholder Information - continued

When you place an order to sell shares, note the following:

  If you are selling some but not all of your Spartan Arizona Municipal Income shares, leave at least $5,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.
  If you are selling some but not all of your Spartan Arizona Municipal Money Market shares, leave at least $10,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.
  Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.
  If you sell shares of Spartan Arizona Municipal Money Market by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Unless otherwise instructed, Fidelity will send a check to the record address.

Prospectus

Shareholder Information - continued

Key Information
Phone 1-800-544-6666
  Call the phone number at left to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Money Line to transfer to your bank account.
  Exchange to another Fidelity fund. Call the phone number at left.

Internet www.fidelity.com	Exchange to another Fidelity fund. Use Fidelity Money Line to transfer to your bank account.
Mail Fidelity Investments P.O. Box 660602 Dallas, TX 75266-0602

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Send a letter of instruction to the address at left, including your name, the fund's name, your fund account number, and the dollar amount or number of shares to be sold. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Trust

  Send a letter of instruction to the address at left, including the trust's name, the fund's name, the trust's fund account number, and the dollar amount or number of shares to be sold. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Send a letter of instruction to the address at left, including the firm's name, the fund's name, the firm's fund account number, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Call 1-800-544-6666 for instructions.

In Person

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Bring a letter of instruction to a Fidelity Investor Center. Call 1-800-544-9797 for the center nearest you. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Trust

  Bring a letter of instruction to a Fidelity Investor Center. Call 1-800-544-9797 for the center nearest you. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Bring a letter of instruction to a Fidelity Investor Center. Call 1-800-544-9797 for the center nearest you. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Visit a Fidelity Investor Center for instructions. Call 1-800-544-9797 for the center nearest you.

Automatically	Use Personal Withdrawal Service to set up periodic redemptions from your bond fund account.
Check	Write a check to sell shares from your account.

Prospectus

Shareholder Information - continued

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  The fund you are exchanging into must be available for sale in your state.
  You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.
  Before exchanging into a fund, read its prospectus.
  You may pay a $5.00 fee for each exchange out of Spartan Arizona Municipal Money Market, unless you place your transaction through Fidelity's automated exchange services.
  Exchanges may have tax consequences for you.
  Each fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control will be counted together for purposes of the four exchange limit.
  Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

The funds may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following features are available to buy and sell shares of the funds.

Automatic Investment and Withdrawal Programs. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

Prospectus

Shareholder Information - continued

Fidelity Automatic Account Builder To move money from your bank account to a Fidelity fund.
Minimum $500	Frequency Monthly or quarterly

Procedures

  To set up for a new account, complete the appropriate section on the application.
  To set up for existing accounts, call 1-800-544-6666 or visit Fidelity's web site for an application.
  To make changes, call 1-800-544-6666 at least three business days prior to your next scheduled investment date.

Direct Deposit To send all or a portion of your paycheck or government check to a Fidelity fund.A
Minimum $500	Frequency Every pay period

Procedures

  To set up for a new account, check the appropriate box on the application.
  To set up for an existing account, call 1-800-544-6666 or visit Fidelity's web site for an authorization form.
  To make changes you will need a new authorization form. Call 1-800-544-6666 or visit Fidelity's web site to obtain one.

A Because bond fund share prices fluctuate, that fund may not be an appropriate choice for direct deposit of your entire check.
Fidelity Automatic Exchange Service To move money from a Fidelity money market fund to another Fidelity fund.
Minimum $500	Frequency Monthly, bimonthly, quarterly, or annually	Procedures To set up, call 1-800-544-6666 after both accounts are opened. To make changes, call 1-800-544-6666 at least three business days prior to your next scheduled exchange date.
Personal Withdrawal Service To set up periodic redemptions from your bond fund account to you or to your bank account.
Frequency Monthly	Procedures To set up, call 1-800-544-6666. To make changes, call Fidelity at 1-800-544-6666 at least three business days prior to your next scheduled withdrawal date.

Prospectus

Shareholder Information - continued

Other Features. The following other features are also available to buy and sell shares of the funds.

Wire To purchase and sell shares via the Federal Reserve Wire System.
  You must sign up for the wire feature before using it. Complete the appropriate section on the application when opening your account, or call 1-800-544-6666 to add the feature after your account is opened. Call 1-800-544-6666 before your first use to verify that this feature is set up on your account.
  To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
  There may be a $5.00 fee for each wire purchase for Spartan Arizona Municipal Money Market.
  There may be a $5.00 fee for each wire redemption for Spartan Arizona Municipal Money Market.

Fidelity Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Money Line feature before using it. Complete the appropriate section on the application and then call 1-800-544-6666 or visit Fidelity's web site before your first use to verify that this feature is set up on your account.
  Most transfers are complete within three business days of your call.
  Minimum purchase: $500
  Maximum purchase: $100,000

Fidelity On-Line Xpress+® To manage your investments through your PC.

Call 1-800-544-0240 or visit Fidelity's web site for more information.

  For account balances and holdings;
  To review recent account history;
  For mutual fund and brokerage trading; and
  For access to research and analysis tools.

Fidelity Online Trading To access and manage your account over the Internet at Fidelity's web site.
  For account balances and holdings;
  To review recent account history;
  To obtain quotes;
  For mutual fund and brokerage trading; and
  To access third-party research on companies, stocks, mutual funds, and the market.

FAST To access and manage your account automatically by phone using touch tone or speech recognition.

Call 1-800-544-5555.

  For account balances and holdings;
  For mutual fund and brokerage trading;
  To obtain quotes;
  To review orders and mutual fund activity; and
  To change your personal identification number (PIN).

Checkwriting To redeem shares from your Spartan Arizona Municipal Money Market account.
  To set up, complete the appropriate section on the application.
  All account owners must sign a signature card to receive a checkbook.
  You may write an unlimited number of checks.
  Minimum check amount: $1,000.
  Do not try to close out your account by check.
  To obtain more checks, call Fidelity at 1-800-544-6666.

Policies

The following policies apply to you as a shareholder.

Statements and reports that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

Prospectus

Shareholder Information - continued

  Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
  Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of a fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact Fidelity in writing at P.O. Box 5000, Cincinnati, Ohio 45273-8692.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

Fidelity may deduct an annual maintenance fee of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets with Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating accounts with Fidelity maintained by Fidelity Service Company, Inc. or FBS LLC which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.

If your account balance falls below $5,000 for Spartan Arizona Municipal Income or $10,000 for Spartan Arizona Municipal Money Market (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus the short-term trading fee, if applicable, on the day your account is closed and, for Spartan Arizona Municipal Money Market, the $5.00 account closeout fee will be charged.

Prospectus

Shareholder Information - continued

The fees for individual transactions (except the short-term trading fee) are waived if your account balance at the time of the transaction is $50,000 or more. Otherwise, you should note the following:

  The $2.00 checkwriting fee will be deducted from your account.
  The $5.00 exchange fee will be deducted from the amount of your exchange.
  The $5.00 wire transaction fee will be deducted from the amount of your wire.
  The $5.00 account closeout fee does not apply to exchanges or wires.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gain distributions.

Spartan Arizona Municipal Income normally declares dividends daily and pays them monthly. The bond fund normally pays capital gain distributions in October and December.

Distributions you receive from Spartan Arizona Municipal Money Market consist primarily of dividends. The money market fund normally declares dividends daily and pays them monthly.

Earning Dividends

Shares begin to earn dividends on the first business day following the day of purchase.

Shares earn dividends until, but not including, the next business day following the day of redemption.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for each fund's distributions:

1. Reinvestment Option. Your dividends and capital gain distributions, if any, will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. (bond fund only) Your capital gain distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.

Prospectus

Shareholder Information - continued

3. Cash Option. Your dividends and capital gain distributions, if any, will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gain distributions, if any, will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you.

Taxes on distributions. Each fund seeks to earn income and pay dividends exempt from federal income tax and Arizona personal income tax.

A portion of the dividends you receive may be subject to federal, state, or local income tax or may be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to a fund's sale of municipal bonds.

For federal tax purposes, each fund's distributions of short-term capital gains and gains on the sale of bonds characterized as market discount are taxable to you as ordinary income, while each fund's distributions of long-term capital gains, if any, are taxable to you generally as capital gains.

For Arizona personal income tax purposes, distributions derived from interest on municipal securities of Arizona issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to Arizona personal income tax.

If a fund's distributions exceed its income and capital gains realized in any year, all or a portion of those distributions may be treated as a return of capital to shareholders for federal income tax or Arizona personal income tax purposes. A return of capital generally will not be taxable to you but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a potentially taxable distribution.

Prospectus

Shareholder Information - continued

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash or to invest distributions automatically in shares of another Fidelity fund, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

Taxes on transactions. Your bond fund redemptions, including exchanges, may result in a capital gain or loss for federal and Arizona personal income tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of March 31, 2000, FMR had approximately $639.1 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing each fund's investments and handling its business affairs.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, serves as a sub-adviser for each fund. FIMM is primarily responsible for choosing investments for each fund.

FIMM is an affiliate of FMR. As of March 31, 2000, FIMM had approximately $206.8 billion in discretionary assets under management.

Christine Thompson is Vice President and manager of Spartan Arizona Municipal Income Fund, which she has managed since July 1998. She also manages other Fidelity funds whose shares are not offered through this prospectus. Since joining Fidelity in 1985, Ms. Thompson has worked as a senior research analyst and manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. FMR pays all of the other expenses of each fund with limited exceptions.

Spartan Arizona Municipal Income's and Spartan Arizona Municipal Money Market's annual management fee rate is 0.55% and 0.50%, respectively, of its average net assets.

FMR pays FIMM for providing sub-advisory services.

FMR may, from time to time, agree to reimburse the funds for management fees above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a fund's expenses and boost its performance.

Fund Distribution

Fidelity Distributors Corporation (FDC) distributes each fund's shares.

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments.

Prospectus

Fund Services - continued

If payments made by FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a fund's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of a fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each fund's financial history for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of each annual report is available upon request.

Spartan Arizona Municipal Income

Years ended August 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 10.530	$ 10.980	$ 10.740	$ 10.460	$ 10.640
Income from Investment Operations
Net interest income	.486 B	.458	.473	.483	.514
Net realized and unrealized gain (loss)	.189	(.412)	.279	.351	(.022)
Total from investment operations	.675	.046	.752	.834	.492
Less Distributions
From net interest income	(.485)	(.458)	(.473)	(.484)	(.514)
From net realized gain	(.001)	(.016)	(.040)	(.070)	(.160)
In excess of net realized gain	(.003)	(.024)	-	-	-
Total distributions	(.489)	(.498)	(.513)	(.554)	(.674)
Redemption fees added to paid in capital	.004	.002	.001	.000	.002
Net asset value, end of period	$ 10.720	$ 10.530	$ 10.980	$ 10.740	$ 10.460
Total Return A	6.69%	0.38%	7.16%	8.16%	4.72%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 34,221	$ 29,642	$ 24,606	$ 19,766	$ 20,388
Ratio of expenses to average net assets	.55%	.55%	.55%	.55%	.30% C
Ratio of expenses to average net assets after expense reductions	.48% D	.54% D	.54% D	.53% D	.30%
Ratio of net interest income to average net assets	4.67%	4.21%	4.35%	4.55%	4.82%
Portfolio turnover rate	37%	12%	25%	27%	32%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net interest income per share has been calculated based on average shares outstanding during the period.

C FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

Prospectus

Appendix - continued

Spartan Arizona Municipal Money Market

Years ended August 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net interest income	.034	.028	.034	.033	.035
Less Distributions
From net interest income	(.034)	(.028)	(.034)	(.033)	(.035)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A, B	3.50%	2.84%	3.41%	3.39%	3.52%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 105,704	$ 90,657	$ 94,523	$ 88,134	$ 82,741
Ratio of expenses to average net assets	.50%	.50%	.36% C	.35% C	.22% C
Ratio of net interest income to average net assets	3.46%	2.79%	3.36%	3.34%	3.44%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the account closeout fee.

C FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

Prospectus

You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus or an annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Numbers, 811-2460 and 811-6452.

Spartan, Fidelity Investments & (Pyramid) Design, FAST, Fidelity Money Line, Fidelity Automatic Account Builder, Fidelity On-Line Xpress+, and Directed Dividends are registered trademarks of FMR Corp.

Fidelity Portfolio Advisory Services is a registered service mark of FMR Corp.

1.536771.103 AZI/SPZ-pro-MAPS code suffix

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Spartan®

Short-Intermediate
Municipal Income

Fund

(fund number 404, trading symbol FSTFX)

Prospectus

October 23, 2000

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

Spartan Short-Intermediate Municipal Income Fund seeks as high a level of current income, exempt from federal income tax, as is consistent with preservation of capital.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing in investment-grade municipal debt securities (those of medium and high quality).
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Managing the fund to have similar overall interest rate risk to an index, which as of August 31, 2000, was the Lehman Brothers 1-6 Year Municipal Bond Index.
  Normally maintaining a dollar-weighted average maturity between two and five years.
  Allocating assets across different market sectors and maturities.
  Analyzing a security's structural features and current pricing, trading opportunities, and the credit quality of its issuer to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Performance

The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. The fund also compares its performance to the performance of an additional index over various periods of time. Data for the additional index is available only from June 30, 1993 to the present. Returns are based on past results and are not an indication of future performance.

Prospectus

Fund Summary - continued

Year-by-Year Returns

Spartan Short-Intermediate Municipal Income
Calendar Years	1990	1991	1992	1993	1994	1995	1996	1997	1998	1999
	6.42%	8.85%	6.18%	7.12%	-0.09%	8.47%	3.88%	5.45%	4.69%	1.61%

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During the periods shown in the chart for Spartan Short-Intermediate Municipal Income Fund, the highest return for a quarter was 2.97% (quarter ended March 31, 1995) and the lowest return for a quarter was -2.09% (quarter ended March 31, 1994).

The year-to-date return as of September 30, 2000 for Spartan Short-Intermediate Municipal Income Fund was 3.84%.

Average Annual Returns

For the periods ended December 31, 1999	Past 1 year	Past 5 years	Past 10 years
Spartan Short-Intermediate Municipal Income	1.61%	4.80%	5.22%
Lehman Brothers Municipal Bond Index	-2.06%	6.91%	6.89%
Lehman Brothers 1-6 Year Municipal Bond Index	1.70%	5.42%	-
Lipper Short-Inter. Muni. Debt Funds Average	0.31%	4.41%	5.17%

If FMR had not reimbursed certain fund expenses during these periods, the fund's returns would have been lower.

The Lehman Brothers Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

The Lehman Brothers 1-6 Year Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities between one and six years.

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Fund Summary - continued

The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of the fund. The annual fund operating expenses provided below for the fund are based on historical expenses, adjusted to reflect current fees.

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Annual account maintenance fee (for accounts under $2,500)	$12.00

Annual fund operating expenses (paid from fund assets)

Management fee	0.38%
Distribution and Service (12b-1) fee	None
Other expenses	0.13%
Total annual fund operating expensesA	0.51%

A Effective October 1, 2000, FMR has agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 0.53%. This arrangement will remain in effect through December 31, 2001.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account at the end of each time period indicated:

1 year	$ 52
3 years	$ 164
5 years	$ 285
10 years	$ 640

Prospectus

Fund Basics

Investment Details

Investment Objective

Spartan Short-Intermediate Municipal Income Fund seeks as high a level of current income, exempt from federal income tax, as is consistent with preservation of capital.

Principal Investment Strategies

FMR normally invests the fund's assets in investment-grade municipal debt securities (those of medium and high quality).

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. Although FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

FMR uses an index that represents the market for the types of securities in which the fund invests as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of August 31, 2000, FMR was using the Lehman Brothers 1-6 Year Municipal Bond Index in managing the fund's investments. In addition, the fund normally maintains a dollar-weighted average maturity between two and five years. As of August 31, 2000, the dollar-weighted average maturity of the fund and the index was approximately 3.2 and 3.3 years, respectively.

FMR allocates the fund's assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector or maturity.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR analyzes a security's structural features and current price compared to its estimated long-term value, any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Municipal debt securities include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds.

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Fund Basics - continued

Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance.

Principal Investment Risks

Many factors affect the fund's performance. The fund's yield and share price change daily based on changes in interest rates and market conditions and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR may invest a significant percentage of the fund's assets in a single issuer, the fund's performance could be closely tied to the market value of that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The following factors can significantly affect the fund's performance:

Municipal Market Volatility. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Interest Rate Changes. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

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Fund Basics - continued

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance, and the fund could distribute income subject to federal income tax.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

Spartan Short-Intermediate Municipal Income Fund seeks as high a level of current income, exempt from federal income tax, as is consistent with preservation of capital.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

The fund's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates the fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing the fund's NAV.

To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of information furnished by a pricing service or market quotations. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.

In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, Fidelity Brokerage Services LLC (FBS LLC). Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

For account, product, and service information, please use the following web site and phone numbers:

  For information over the Internet, visit Fidelity's web site at www.fidelity.com.
  For accessing account information automatically by phone, use Fidelity Automated Service Telephone (FAST®), 1-800-544-5555.
  For exchanges, redemptions, and account assistance, 1-800-544-6666.
  For mutual fund and brokerage information, 1-800-544-6666.
  For retirement information, 1-800-544-4774.
  TDD - Service for the Deaf and Hearing-Impaired, 1-800-544-0118 (9:00 a.m. - 9:00 p.m. Eastern time).

Please use the following addresses:

Buying Shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling Shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

You may buy or sell shares of the fund through an investment professional. If you invest through an investment professional, the procedures for buying, selling, and exchanging shares of the fund and the account features and policies may differ. Additional fees may also apply to your investment in the fund, including a transaction fee if you buy or sell shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.

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Shareholder Information - continued

The different ways to set up (register) your account with Fidelity are listed in the following table.

Ways to Set Up Your Account
Individual or Joint Tenant For your general investment needs
Gifts or Transfers to a Minor (UGMA, UTMA) To invest for a child's education or other future needs
Trust For money being invested by a trust
Business or Organization For investment needs of corporations, associations, partnerships, or other groups

Buying Shares

The price to buy one share of the fund is the fund's NAV. The fund's shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your investment is received in proper form.

Short-term or excessive trading into and out of the fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity funds, and accounts under common ownership or control.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
  Fidelity does not accept cash.
  When making a purchase with more than one check, each check must have a value of at least $50.
  Fidelity reserves the right to limit the number of checks processed at one time.
  If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the fund is priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Minimums

To Open an Account	$10,000
To Add to an Account	$1,000
Through regular investment plans	$500
Minimum Balance	$5,000

There is no minimum account balance or initial or subsequent purchase minimum for investments through Fidelity Portfolio Advisory Services SM or a qualified state tuition program. In addition, the fund may waive or lower purchase minimums in other circumstances.

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Shareholder Information - continued

Key Information
Phone 1-800-544-6666

To Open an Account

  Exchange from another Fidelity fund. Call the phone number at left.

To Add to an Account

  Exchange from another Fidelity fund. Call the phone number at left.
  Use Fidelity Money Line® to transfer from your bank account.

Internet www.fidelity.com

To Open an Account

  Complete and sign the application. Make your check payable to the complete name of the fund. Mail to the address under "Mail" below.

To Add to an Account

  Exchange from another Fidelity fund.
  Use Fidelity Money Line to transfer from your bank account.

Mail Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

To Open an Account

  Complete and sign the application. Make your check payable to the complete name of the fund. Mail to the address at left.

To Add to an Account

  Make your check payable to the complete name of the fund. Indicate your fund account number on your check and mail to the address at left.
  Exchange from another Fidelity fund. Send a letter of instruction to the address at left, including your name, the funds' names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

In Person

To Open an Account

  Bring your application and check to a Fidelity Investor Center. Call 1-800-544-9797 for the center nearest you.

To Add to an Account

  Bring your check to a Fidelity Investor Center. Call 1-800-544-9797 for the center nearest you.

Wire

To Open an Account

  Call 1-800-544-6666 to set up your account and to arrange a wire transaction.
  Wire within 24 hours to: Bankers Trust Company, Bank Routing # 021001033,
  Account # 00163053.
  Specify the complete name of the fund and include your new fund account number and your name.

To Add to an Account

  Wire to: Bankers Trust Company, Bank Routing # 021001033, Account # 00163053.
  Specify the complete name of the fund and include your fund account number and your name.

Automatically	To Open an Account Not available. To Add to an Account Use Fidelity Automatic Account Builder® or Direct Deposit. Use Fidelity Automatic Exchange Service to exchange from a Fidelity money market fund.

Prospectus

Shareholder Information - continued

Selling Shares

The price to sell one share of the fund is the fund's NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

  You wish to sell more than $100,000 worth of shares;
  Your account registration has changed within the last 15 or 30 days, depending on your account;
  The check is being mailed to a different address than the one on your account (record address);
  The check is being made payable to someone other than the account owner; or
  The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, leave at least $5,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.
  Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.
  If you sell shares by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Unless otherwise instructed, Fidelity will send a check to the record address.

Prospectus

Shareholder Information - continued

Key Information
Phone 1-800-544-6666
  Call the phone number at left to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Money Line to transfer to your bank account.
  Exchange to another Fidelity fund. Call the phone number at left.

Internet www.fidelity.com	Exchange to another Fidelity fund. Use Fidelity Money Line to transfer to your bank account.
Mail Fidelity Investments P.O. Box 660602 Dallas, TX 75266-0602

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Send a letter of instruction to the address at left, including your name, the fund's name, your fund account number, and the dollar amount or number of shares to be sold. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Trust

  Send a letter of instruction to the address at left, including the trust's name, the fund's name, the trust's fund account number, and the dollar amount or number of shares to be sold. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Send a letter of instruction to the address at left, including the firm's name, the fund's name, the firm's fund account number, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Call 1-800-544-6666 for instructions.

In Person

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Bring a letter of instruction to a Fidelity Investor Center. Call 1-800-544-9797 for the center nearest you. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Trust

  Bring a letter of instruction to a Fidelity Investor Center. Call 1-800-544-9797 for the center nearest you. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Bring a letter of instruction to a Fidelity Investor Center. Call 1-800-544-9797 for the center nearest you. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Visit a Fidelity Investor Center for instructions. Call 1-800-544-9797 for the center nearest you.

Automatically	Use Personal Withdrawal Service to set up periodic redemptions from your account.
Check	Write a check to sell shares from your account.

Prospectus

Shareholder Information - continued

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares of the fund for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  The fund you are exchanging into must be available for sale in your state.
  You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.
  Before exchanging into a fund, read its prospectus.
  Exchanges may have tax consequences for you.
  The fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control will be counted together for purposes of the four exchange limit.
  The fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

The fund may terminate or modify the exchange privilege in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following features are available to buy and sell shares of the fund.

Automatic Investment and Withdrawal Programs. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

Prospectus

Shareholder Information - continued

Fidelity Automatic Account Builder To move money from your bank account to a Fidelity fund.
Minimum $ 500	Frequency Monthly or quarterly

Procedures

  To set up for a new account, complete the appropriate section on the application.
  To set up for existing accounts, call 1-800-544-6666 or visit Fidelity's web site for an application.
  To make changes, call 1-800-544-6666 at least three business days prior to your next scheduled investment date.

Direct Deposit To send all or a portion of your paycheck or government check to a Fidelity fund.A
Minimum $500	Frequency Every pay period

Procedures

  To set up for a new account, check the appropriate box on the application.
  To set up for an existing account, call 1-800-544-6666 or visit Fidelity's web site for an authorization form.
  To make changes you will need a new authorization form. Call 1-800-544-6666 or visit Fidelity's web site to obtain one.

A Because its share price fluctuates, the fund may not be an appropriate choice for direct deposit of your entire check.
Fidelity Automatic Exchange Service To move money from a Fidelity money market fund to another Fidelity fund.
Minimum $500	Frequency Monthly, bimonthly, quarterly, or annually	Procedures To set up, call 1-800-544-6666 after both accounts are opened. To make changes, call 1-800-544-6666 at least three business days prior to your next scheduled exchange date.
Personal Withdrawal Service To set up periodic redemptions from your account to you or to your bank account.
Frequency Monthly	Procedures To set up, call 1-800-544-6666. To make changes, call Fidelity at 1-800-544-6666 at least three business days prior to your next scheduled withdrawal date.

Prospectus

Shareholder Information - continued

Other Features. The following other features are also available to buy and sell shares of the fund.

Wire To purchase and sell shares via the Federal Reserve Wire System.
  You must sign up for the wire feature before using it. Complete the appropriate section on the application when opening your account, or call 1-800-544-6666 to add the feature after your account is opened. Call 1-800-544-6666 before your first use to verify that this feature is set up on your account.
  To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

Fidelity Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Money Line feature before using it. Complete the appropriate section on the application and then call 1-800-544-6666 or visit Fidelity's web site before your first use to verify that this feature is set up on your account.
  Most transfers are complete within three business days of your call.
  Minimum purchase: $500
  Maximum purchase: $100,000

Fidelity On-Line Xpress+® To manage your investments through your PC.

Call 1-800-544-0240 or visit Fidelity's web site for more information.

  For account balances and holdings;
  To review recent account history;
  For mutual fund and brokerage trading; and
  For access to research and analysis tools.

Fidelity Online Trading To access and manage your account over the Internet at Fidelity's web site.
  For account balances and holdings;
  To review recent account history;
  To obtain quotes;
  For mutual fund and brokerage trading; and
  To access third-party research on companies, stocks, mutual funds, and the market.

FAST To access and manage your account automatically by phone using touch tone or speech recognition.

Call 1-800-544-5555.

  For account balances and holdings;
  For mutual fund and brokerage trading;
  To obtain quotes;
  To review orders and mutual fund activity; and
  To change your personal identification number (PIN).

Checkwriting To redeem shares from your account.
  To set up, complete the appropriate section on the application.
  All account owners must sign a signature card to receive a checkbook.
  You may write an unlimited number of checks.
  Minimum check amount: $1,000.
  Do not try to close out your account by check.
  To obtain more checks, call Fidelity at 1-800-544-6666.

Policies

The following policies apply to you as a shareholder.

Statements and reports that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
  Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of the fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact Fidelity in writing at P.O. Box 5000, Cincinnati, Ohio 45273-8692.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

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Shareholder Information - continued

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions.

Fidelity may deduct an annual maintenance fee of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets with Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating accounts with Fidelity maintained by Fidelity Service Company, Inc. or FBS LLC which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.

If your account balance falls below $5,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally declares dividends daily and pays them monthly. The fund normally pays capital gain distributions in October and December.

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Shareholder Information - continued

Earning Dividends

Shares begin to earn dividends on the first business day following the day of purchase.

Shares earn dividends until, but not including, the next business day following the day of redemption.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for the fund's distributions:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gain distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you.

Taxes on distributions. The fund seeks to earn income and pay dividends exempt from federal income tax.

Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive may be subject to federal and state income taxes and also may be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

For federal tax purposes, the fund's distributions of short-term capital gains and gains on the sale of bonds characterized as market discount are taxable to you as ordinary income, while the fund's distributions of long-term capital gains are taxable to you generally as capital gains.

If a fund's distributions exceed its income and capital gains realized in any year, all or a portion of those distributions may be treated as a return of capital to shareholders for tax purposes. A return of capital generally will not be taxable to you but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.

Prospectus

Shareholder Information - continued

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a potentially taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash or to invest distributions automatically in shares of another Fidelity fund, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

Spartan Short-Intermediate Municipal Income is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager.

As of March 31, 2000, FMR had approximately $639.1 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, serves as a sub-adviser for the fund. FIMM is primarily responsible for choosing investments for the fund.

FIMM is an affiliate of FMR. As of March 31, 2000, FIMM had approximately $206.8 billion in discretionary assets under management.

Christine Thompson is vice president and manager of Spartan Short-Intermediate Municipal Income Fund, which she has managed since July 2000. She also manages other Fidelity funds. Since joining Fidelity in 1985, Ms. Thompson has worked as a senior research analyst and manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase.

For August 2000, the group fee rate would have been 0.1250%. The individual fund fee rate is 0.25%.

The fund's annual management fee rate for the fiscal year ended August 31, 2000 was 0.55% of its average net assets. For the fiscal year ended August 31, 2000, the fund paid FMR a management fee of 0.54% of the fund's average net assets, after reimbursement, and FMR paid all of the other expenses of the fund with limited exceptions.

FMR pays FIMM for providing sub-advisory services.

FMR may, from time to time, agree to reimburse the fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by the fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements can decrease the fund's expenses and boost its performance.

Prospectus

Fund Services - continued

Fund Distribution

FDC distributes the fund's shares.

The fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees of the fund has authorized such payments.

If payments made by FMR to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of the fund's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.Fidelity.com.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand the fund's financial history for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial highlights and financial statements, are included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Years ended August 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 10.000	$ 10.150	$ 10.040	$ 9.930	$ 9.980
Income from Investment Operations Net interest income	.399 B	.395	.419	.425	.418
Net realized and unrealized gain (loss)	.034	(.150)	.110	.110	(.050)
Total from investment operations	.433	.245	.529	.535	.368
Less Distributions
From net interest income	(.400)	(.395)	(.419)	(.425)	(.418)
In excess of net realized gain	(.003)	-	-	-	-
Total distributions	(.403)	(.395)	(.419)	(.425)	(.418)
Net asset value, end of period	$ 10.030	$ 10.000	$ 10.150	$ 10.040	$ 9.930
Total Return A	4.45%	2.44%	5.37%	5.49%	3.75%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 904	$ 698	$ 649	$ 726	$ 791
Ratio of expenses to average net assets	.54% C	.55%	.55%	.55%	.54% C
Ratio of net interest income to average net assets	4.02%	3.89%	4.15%	4.25%	4.17%
Portfolio turnover rate	53%	66%	33%	32%	78%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net interest income per share has been calculated based on average shares outstanding during the period.

C FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

Prospectus

You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus or an annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-2460.

Spartan, Fidelity Investments & (Pyramid) Design, FAST, Fidelity Money Line, Fidelity Automatic Account Builder, Fidelity On-Line Xpress+, and Directed Dividends are registered trademarks of FMR Corp.

Portfolio Advisory Services is a service mark of FMR Corp.

1.536753.103 STM-pro-MAPS code suffix

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity®

Export and Multinational

Fund

(fund number 332, trading symbol FEXPX)

Prospectus

October 23, 2000

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Additional Performance Information

Prospectus

Fund Summary

Investment Summary

Investment Objective

Export and Multinational Fund seeks long-term growth of capital.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 65% of total assets in securities of U.S. companies that are expected to benefit from exporting or selling their goods or services outside the United States.
  Potentially investing in securities of foreign issuers and companies that are not export or multinational companies.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  Export and Multinational Company Exposure. Export and multinational companies can be significantly affected by political, economic, and regulatory developments in foreign markets.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Performance

The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.

Prospectus

Fund Summary - continued

Year-by-Year Returns

Export and Multinational Fund
Calendar Years	1995	1996	1997	1998	1999
	32.22%	38.64%	23.69%	22.41%	41.80%



During the periods shown in the chart for Export and Multinational, the highest return for a quarter was 28.37% (quarter ended December 31, 1999) and the lowest return for a quarter was -11.34% (quarter ended September 30, 1998).

The year-to-date return as of September 30, 2000 for Export and Multinational was 2.87%.

Average Annual Returns

For the periods ended December 31, 1999	Past 1 year	Past 5 years	Life of FundA
Export and Multinational	41.80%	31.52%	30.47%
S&P 500®	21.04%	28.56%	27.48%
Lipper Growth Funds Average	29.27%	25.04%	n/aB

A From October 4, 1994.

B Not available.

Standard & Poor's 500 Index (S&P 500) is a market capitalization-weighted index of common stocks.

The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of the fund. The annual fund operating expenses provided below for the fund do not reflect the effect of any reduction of certain expenses during the period.

Prospectus

Fund Summary - continued

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%
Annual account maintenance fee (for accounts under $2,500)	$12.00

Annual fund operating expenses (paid from fund assets)

Management fee	0.58%
Distribution and Service (12b-1) fee	None
Other expenses	0.28%
Total annual fund operating expenses	0.86%

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses would have been 0.77%.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account at the end of each time period indicated:

1 year	$ 87
3 years	$ 273
5 years	$ 474
10 years	$ 1,055

Prospectus

Fund Basics

Investment Details

Investment Objective

Export and Multinational Fund seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 65% of the fund's total assets in securities of U.S. companies that are expected to benefit from exporting or selling their goods or services outside the United States (export and multinational companies). FMR defines export companies to include companies that derive, or FMR anticipates will derive, 10% or more of their annual revenues from sales of exported goods or services or that engage in export-related businesses, such as export trading or export management companies. FMR defines multinational companies to include companies that derive a substantial portion of their revenues or profits from foreign operations or that have a substantial portion of their assets abroad.

The fund's strategy is based on the premise that U.S. export and multinational companies may be well positioned for growth because they often offer products or services that are unique, of higher quality, or less expensive than comparable products or services.

FMR may also invest the fund's assets in securities of foreign issuers and companies that are not export or multinational companies.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Prospectus

Fund Basics - continued

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR may invest a significant percentage of the fund's assets in a single issuer, the fund's performance could be closely tied to the market value of that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Export and Multinational Company Exposure. Export and multinational companies can be significantly affected by foreign markets. Political, economic, regulatory, and currency changes could dramatically affect the demand for a company's products or the cost of producing those products in foreign countries.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Prospectus

Fund Basics - continued

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

Export and Multinational Fund seeks long-term growth of capital.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

The fund's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates the fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing the fund's NAV.

To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.

In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, Fidelity Brokerage Services LLC (FBS LLC). Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

For account, product, and service information, please use the following web site and phone numbers:

  For information over the Internet, visit Fidelity's web site at www.fidelity.com.
  For accessing account information automatically by phone, use Fidelity Automated Service Telephone (FAST®), 1-800-544-5555.
  For exchanges, redemptions, and account assistance, 1-800-544-6666.
  For mutual fund and brokerage information, 1-800-544-6666.
  For retirement information, 1-800-544-4774.
  TDD - Service for the Deaf and Hearing-Impaired, 1-800-544-0118 (9:00 a.m. - 9:00 p.m. Eastern time).

Please use the following addresses:

Buying Shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling Shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

You may buy or sell shares of the fund through a retirement account or an investment professional. If you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares of the fund and the account features and policies may differ. Additional fees may also apply to your investment in the fund, including a transaction fee if you buy or sell shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.

Prospectus

Shareholder Information - continued

The different ways to set up (register) your account with Fidelity are listed in the following table.

Ways to Set Up Your Account
Individual or Joint Tenant For your general investment needs
Retirement For tax-advantaged retirement savings
Traditional Individual Retirement Accounts (IRAs)
Roth IRAs
Rollover IRAs
401(k) Plans and certain other 401(a)-qualified plans
Keogh Plans
SIMPLE IRAs
Simplified Employee Pension Plans (SEP-IRAs)
Salary Reduction SEP-IRAs (SARSEPs)
403(b) Custodial Accounts
Deferred Compensation Plans (457 Plans)
Gifts or Transfers to a Minor (UGMA, UTMA) To invest for a child's education or other future needs
Trust For money being invested by a trust
Business or Organization For investment needs of corporations, associations, partnerships, or other groups

Buying Shares

The price to buy one share of the fund is the fund's NAV. The fund's shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your investment is received in proper form.

Short-term or excessive trading into and out of the fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity funds, and accounts under common ownership or control.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
  Fidelity does not accept cash.
  When making a purchase with more than one check, each check must have a value of at least $50.
  Fidelity reserves the right to limit the number of checks processed at one time.
  If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the fund is priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Prospectus

Shareholder Information - continued

Minimums

To Open an Account	$2,500
For certain Fidelity retirement accountsA	$500
To Add to an Account	$250
Through regular investment plans	$100
Minimum Balance	$2,000
For certain Fidelity retirement accountsA	$500

A Fidelity Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, and Keogh accounts.

There is no minimum account balance or initial or subsequent purchase minimum for investments through Fidelity Portfolio Advisory Services SM, a qualified state tuition program, certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts. In addition, the fund may waive or lower purchase minimums in other circumstances.

Key Information
Phone 1-800-544-6666

To Open an Account

  Exchange from another Fidelity fund. Call the phone number at left.

To Add to an Account

  Exchange from another Fidelity fund. Call the phone number at left.
  Use Fidelity Money Line® to transfer from your bank account.

Internet www.fidelity.com

To Open an Account

  Complete and sign the application. Make your check payable to the complete name of the fund. Mail to the address under "Mail" below.

To Add to an Account

  Exchange from another Fidelity fund.
  Use Fidelity Money Line to transfer from your bank account.

Mail Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

To Open an Account

  Complete and sign the application. Make your check payable to the complete name of the fund. Mail to the address at left.

To Add to an Account

  Make your check payable to the complete name of the fund. Indicate your fund account number on your check and mail to the address at left.
  Exchange from another Fidelity fund. Send a letter of instruction to the address at left, including your name, the funds' names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

In Person

To Open an Account

  Bring your application and check to a Fidelity Investor Center. Call 1-800-544-9797 for the center nearest you.

To Add to an Account

  Bring your check to a Fidelity Investor Center. Call 1-800-544-9797 for the center nearest you.

Wire

To Open an Account

  Call 1-800-544-6666 to set up your account and to arrange a wire transaction.
  Wire within 24 hours to: Bankers Trust Company, Bank Routing # 021001033,
  Account # 00163053.
  Specify the complete name of the fund and include your new fund account number and your name.

To Add to an Account

  Wire to: Bankers Trust Company, Bank Routing # 021001033, Account # 00163053.
  Specify the complete name of the fund and include your fund account number and your name.

Automatically	To Open an Account Not available. To Add to an Account Use Fidelity Automatic Account Builder® or Direct Deposit. Use Fidelity Automatic Exchange Service to exchange from a Fidelity money market fund.

Selling Shares

The price to sell one share of the fund is the fund's NAV, minus the redemption fee (short-term trading fee), if applicable.

The fund will deduct a short-term trading fee of 0.75% from the redemption amount if you sell your shares after holding them less than 30 days. Trading fees are paid to the fund rather than Fidelity, and are designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading.

If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus the short-term trading fee, if applicable.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

  You wish to sell more than $100,000 worth of shares;
  Your account registration has changed within the last 15 or 30 days, depending on your account;
  The check is being mailed to a different address than the one on your account (record address);
  The check is being made payable to someone other than the account owner; or
  The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

Prospectus

Shareholder Information - continued

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, leave at least $2,000 worth of shares in the account to keep it open ($500 for retirement accounts), except accounts not subject to account minimums.
  Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Unless otherwise instructed, Fidelity will send a check to the record address.
Key Information
Phone 1-800-544-6666
  Call the phone number at left to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Money Line to transfer to your bank account.
  Exchange to another Fidelity fund. Call the phone number at left.

Internet www.fidelity.com	Exchange to another Fidelity fund. Use Fidelity Money Line to transfer to your bank account.
Mail Fidelity Investments P.O. Box 660602 Dallas, TX 75266-0602

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Send a letter of instruction to the address at left, including your name, the fund's name, your fund account number, and the dollar amount or number of shares to be sold. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Call 1-800-544-6666 to request one.

Trust

  Send a letter of instruction to the address at left, including the trust's name, the fund's name, the trust's fund account number, and the dollar amount or number of shares to be sold. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Send a letter of instruction to the address at left, including the firm's name, the fund's name, the firm's fund account number, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Call 1-800-544-6666 for instructions.

In Person

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Bring a letter of instruction to a Fidelity Investor Center. Call 1-800-544-9797 for the center nearest you. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Visit a Fidelity Investor Center to request one. Call 1-800-544-9797 for the center nearest you.

Trust

  Bring a letter of instruction to a Fidelity Investor Center. Call 1-800-544-9797 for the center nearest you. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Bring a letter of instruction to a Fidelity Investor Center. Call 1-800-544-9797 for the center nearest you. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Visit a Fidelity Investor Center for instructions. Call 1-800-544-9797 for the center nearest you.

Automatically	Use Personal Withdrawal Service to set up periodic redemptions from your account.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares of the fund for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  The fund you are exchanging into must be available for sale in your state.
  You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.
  Before exchanging into a fund, read its prospectus.
  Exchanges may have tax consequences for you.
  The fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control will be counted together for purposes of the four exchange limit.
  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.
  The fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Prospectus

Shareholder Information - continued

The fund may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following features are available to buy and sell shares of the fund.

Automatic Investment and Withdrawal Programs. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

Fidelity Automatic Account Builder To move money from your bank account to a Fidelity fund.
Minimum $100	Frequency Monthly or quarterly

Procedures

  To set up for a new account, complete the appropriate section on the application.
  To set up for existing accounts, call 1-800-544-6666 or visit Fidelity's web site for an application.
  To make changes, call 1-800-544-6666 at least three business days prior to your next scheduled investment date.

Direct Deposit To send all or a portion of your paycheck or government check to a Fidelity fund.A
Minimum $100	Frequency Every pay period

Procedures

  To set up for a new account, check the appropriate box on the application.
  To set up for an existing account, call 1-800-544-6666 or visit Fidelity's web site for an authorization form.
  To make changes you will need a new authorization form. Call 1-800-544-6666 or visit Fidelity's web site to obtain one.

A Because its share price fluctuates, the fund may not be an appropriate choice for direct deposit of your entire check.
Fidelity Automatic Exchange Service To move money from a Fidelity money market fund to another Fidelity fund.
Minimum $100	Frequency Monthly, bimonthly, quarterly, or annually	Procedures To set up, call 1-800-544-6666 after both accounts are opened. To make changes, call 1-800-544-6666 at least three business days prior to your next scheduled exchange date.
Personal Withdrawal Service To set up periodic redemptions from your account to you or to your bank account.
Frequency Monthly	Procedures To set up, call 1-800-544-6666. To make changes, call Fidelity at 1-800-544-6666 at least three business days prior to your next scheduled withdrawal date.

Other Features. The following other features are also available to buy and sell shares of the fund.

Wire To purchase and sell shares via the Federal Reserve Wire System.
  You must sign up for the wire feature before using it. Complete the appropriate section on the application when opening your account, or call 1-800-544-6666 to add the feature after your account is opened. Call 1-800-544-6666 before your first use to verify that this feature is set up on your account.
  To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

Fidelity Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Money Line feature before using it. Complete the appropriate section on the application and then call 1-800-544-6666 or visit Fidelity's web site before your first use to verify that this feature is set up on your account.
  Most transfers are complete within three business days of your call.
  Minimum purchase: $100
  Maximum purchase: $100,000

Fidelity On-Line Xpress+® To manage your investments through your PC.

Call 1-800-544-0240 or visit Fidelity's web site for more information.

  For account balances and holdings;
  To review recent account history;
  For mutual fund and brokerage trading; and
  For access to research and analysis tools.

Fidelity Online Trading To access and manage your account over the Internet at Fidelity's web site.
  For account balances and holdings;
  To review recent account history;
  To obtain quotes;
  For mutual fund and brokerage trading; and
  To access third-party research on companies, stocks, mutual funds, and the market.

FAST To access and manage your account automatically by phone using touch tone or speech recognition.

Call 1-800-544-5555.

  For account balances and holdings;
  For mutual fund and brokerage trading;
  To obtain quotes;
  To review orders and mutual fund activity; and
  To change your personal identification number (PIN).

Policies

The following policies apply to you as a shareholder.

Statements and reports that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
  Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of the fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact Fidelity in writing at P.O. Box 5000, Cincinnati, Ohio 45273-8692.

Prospectus

Shareholder Information - continued

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions.

Fidelity may deduct an annual maintenance fee of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets with Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating accounts with Fidelity maintained by Fidelity Service Company, Inc. or FBS LLC which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.

If your account balance falls below $2,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus the short-term trading fee, if applicable, on the day your account is closed.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Prospectus

Shareholder Information - continued

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions in October and December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for the fund's distributions:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gain distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income, while the fund's distributions of long-term capital gains are taxable to you generally as capital gains.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Prospectus

Shareholder Information - continued

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

Export and Multinational Fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager.

As of March 31, 2000, FMR had approximately $639.1 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Far East) Inc. (FMR Far East) serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for the fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States for the fund.

Beginning January 1, 2001, FMR Co., Inc. (FMRC) will serve as a sub-adviser for the fund. FMRC will be primarily responsible for choosing investments for the fund. FMRC is a wholly-owned subsidiary of FMR.

Douglas Chase is vice president and manager of Export and Multinational Fund which he has managed since February 2000. Previously, he managed other Fidelity funds. Since joining Fidelity in 1993, Mr. Chase has worked as an analyst and manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

Prospectus

Fund Services - continued

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For August 2000, the group fee rate was 0.2739%. The individual fund fee rate is 0.30%.

The total management fee for the fiscal year ended August 31, 2000, was 0.58% of the fund's average net assets.

FMR pays FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East in turn pays FIJ for providing sub-advisory services.

FMR will pay FMRC for providing sub-advisory services.

FMR may, from time to time, agree to reimburse the fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by the fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease the fund's expenses and boost its performance.

Fund Distribution

FDC distributes the fund's shares.

The fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees of the fund has authorized such payments.

If payments made by FMR to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of the fund's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

Prospectus

Fund Services - continued

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand the fund's financial history for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial highlights and financial statements, are included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Years ended August 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 22.03	$ 16.06	$ 20.02	$ 14.85	$ 14.22
Income from Investment Operations
Net investment income (loss) C	.08	.05	(.05)	(.02)	(.05)
Net realized and unrealized gain (loss)	6.19	6.69	(.13)	6.05	1.52
Total from investment operations	6.27	6.74	(.18)	6.03	1.47
Less Distributions
From net investment income	(.05)	-	-	-	-
From net realized gain	(4.80)	(.77)	(3.79)	(.86)	(.84)
Total distributions	(4.85)	(.77)	(3.79)	(.86)	(.84)
Redemption fees added to paid in capital	.00	.00	.01	.00	-
Net asset value, end of period	$ 23.45	$ 22.03	$ 16.06	$ 20.02	$ 14.85
Total Return A, B	36.58%	43.76%	(2.35)%	41.94%	11.15%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 537,898	$ 413,832	$ 357,683	$ 452,636	$ 267,059
Ratio of expenses to average net assets	.86%	.91%	.93%	.98%	1.03%
Ratio of expenses to average net assets after expense reductions	.77% D	.86% D	.88% D	.91% D	1.00% D
Ratio of net investment income (loss) to average net assets	.38%	.23%	(.25)%	(.13)%	(.39)%
Portfolio turnover rate	380%	265%	281%	429%	313%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the former one time sales charge.

C Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

Prospectus

Appendix - continued

Additional Performance Information

Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. The Lipper Multi-Cap Growth Funds Average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper Multi-Cap Supergroup Funds Average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. The following information compares the performance of the fund to two new Lipper comparison categories.

Average Annual Returns

For the periods ended December 31, 1999	Past 1 year	Past 5 years	Life of FundA
Export and Multinational	41.80%	31.52%	30.47%
Lipper Multi-Cap Growth Funds Average	52.34%	28.56%	n/aB
Lipper Multi-Cap Supergroup Funds Average	24.95%	22.85%	n/aB

A From October 4, 1994.

B Not available.

Prospectus

Notes

Notes

Notes

Notes

Notes

Notes

You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus or an annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-2460

Fidelity, Fidelity Investments & (Pyramid) Design, FAST, Fidelity Money Line, Fidelity Automatic Account Builder, Fidelity On-Line Xpress+, and Directed Dividends are registered trademarks of FMR Corp.

Portfolio Advisory Services is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.536740.103 EXF-pro-MAPS code suffix

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Spartan®

Maryland Municipal Income

Fund

(fund number 429, trading symbol SMDMX)

Prospectus

October 23, 2000

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

Spartan® Maryland Municipal Income Fund seeks a high level of current income exempt from federal income tax and Maryland state and county income taxes.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing in investment-grade municipal debt securities (those of medium and high quality).
  Normally investing at least 65% of total assets in municipal securities whose interest is exempt from Maryland state and county income taxes.
  Normally investing so that at least 80% of the fund's income is exempt from federal income tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Managing the fund to have similar overall interest rate risk to an index, which as of August 31, 2000, was the Lehman Brothers Maryland 4 Plus Year Municipal Bond Index.
  Allocating assets across different market sectors and maturities.
  Analyzing a security's structural features and current pricing, trading opportunities, and the credit quality of its issuer to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Geographic Concentration. Unfavorable political or economic conditions within Maryland can affect the credit quality of issuers located in that state.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus

Fund Summary - continued

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Performance

The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. The fund also compares its performance to the performance of an additional index over various periods of time. Data for the additional index is available only from June 30, 1993 to the present. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

Spartan Maryland Municipal Income
Calendar Years	1994	1995	1996	1997	1998	1999
	-7.51%	17.80%	3.87%	8.84%	5.96%	-2.18%



During the periods shown in the chart for Spartan Maryland Municipal Income, the highest return for a quarter was 7.47% (quarter ended March 31, 1995) and the lowest return for a quarter was -6.75% (quarter ended March 31, 1994).

The year-to-date return as of September 30, 2000 for Spartan Maryland Municipal Income was 6.38%.

Average Annual Returns

For the periods ended December 31, 1999	Past 1 year	Past 5 years	Life of fundA
Spartan Maryland Municipal Income	-2.18%	6.66%	4.91%
Lehman Brothers Municipal Bond Index	-2.06%	6.91%	5.40%
Lehman Brothers MD 4+ Year Enhanced Municipal Bond Index	-1.97%	6.86%	n/aB
Lipper Maryland Municipal Debt Funds Average	-3.78%	5.77%	n/aB

A From April 22, 1993.

B Not available.

Prospectus

Fund Summary - continued

If FMR had not reimbursed certain fund expenses during these periods, the fund's returns would have been lower.

The Lehman Brothers Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

The Lehman Brothers Maryland 4 Plus Year Enhanced Municipal Bond Index is a market value-weighted index of Maryland investment-grade municipal bonds with maturities of four years or more.

The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of the fund. The annual fund operating expenses provided below for the fund do not reflect the effect of any reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Redemption fee on shares held less than 180 days (as a % of amount redeemed)	0.50%
Annual account maintenance fee (for accounts under $2,500)	$12.00

Annual fund operating expenses (paid from fund assets)

Management fee	0.55%
Distribution and Service (12b-1) fee	None
Other expenses	0.00%
Total annual fund operating expenses	0.55%

Through arrangements with the fund's custodian, transfer agent, and pricing and booking agent, credits realized as a result of uninvested cash balances are used to reduce fund expenses. Including these reductions the total fund operating expenses, would have been 0.45% for Spartan Maryland Municipal Income.

Prospectus

Fund Summary - continued

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account at the end of each time period indicated:

1 year	$ 56
3 years	$ 176
5 years	$ 307
10 years	$ 689

Prospectus

Fund Basics

Investment Details

Investment Objective

Spartan Maryland Municipal Income Fund seeks a high level of current income exempt from federal income tax and Maryland state and county income taxes.

Principal Investment Strategies

FMR normally invests the fund's assets in investment-grade municipal debt securities (those of medium and high quality).

FMR normally invests at least 65% of the fund's total assets in municipal securities whose interest is exempt from Maryland state and county income taxes and invests the fund's assets so that at least 80% of the fund's income is exempt from federal income tax. Municipal securities whose interest is exempt from federal and Maryland state and county income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.

FMR may invest the fund's assets in municipal securities whose interest is subject to Maryland state and county income taxes or Maryland alternative minimum tax. Although FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to federal income tax, FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

FMR may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities.

FMR uses an index that represents the market for the types of securities in which the fund invests as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of August 31, 2000, FMR was using the Lehman Brothers Maryland 4 Plus Year Municipal Bond Index in managing the fund's investments. As of August 31, 2000, the dollar-weighted average maturity of the fund and the index was approximately 14.0 and 14.24 years, respectively.

FMR allocates the fund's assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector and maturity.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR analyzes a security's structural features and current price compared to its estimated long-term value, any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Description of Principal Security Types

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Municipal debt securities include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds.

Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance.

Principal Investment Risks

Many factors affect the fund's performance. Because FMR concentrates the fund's investments in Maryland, the fund's performance is expected to be closely tied to economic and political conditions within that state and to be more volatile than the performance of a more geographically diversified fund.

The fund's yield and share price change daily based on changes in interest rates and market conditions and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR may invest a significant percentage of the fund's assets in a single issuer, the fund's performance could be closely tied to the market value of that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

The following factors can significantly affect the fund's performance:

Municipal Market Volatility. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Interest Rate Changes. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Prospectus

Fund Basics - continued

Geographic Concentration. The State of Maryland currently has a stable economy and it and its political subdivisions issue debt securities that typically have investment-grade ratings. The State of Maryland is more reliant on the service and government sectors, in regard to the source of its residents' personal income, than the nation as a whole, while the manufacturing sector is much less significant than it is nationwide. Downturns in the service and government sectors could therefore have an effect on the stability of the Maryland economy.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance, and the fund could distribute income subject to federal or Maryland state and county income taxes.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

Spartan Maryland Municipal Income Fund seeks a high level of current income exempt from federal income tax and Maryland state and county income taxes. Under normal conditions, the fund will invest so that at least 80% of its income is exempt from federal income tax.

Prospectus

Fund Basics - continued

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

The fund's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates the fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing the fund's NAV.

To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of information furnished by a pricing service or market quotations. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.

In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, Fidelity Brokerage Services LLC (FBS LLC). Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

For account, product, and service information, please use the following web site and phone numbers:

  For information over the Internet, visit Fidelity's web site at www.fidelity.com.
  For accessing account information automatically by phone, use Fidelity Automated Service Telephone (FAST®), 1-800-544-5555.
  For exchanges, redemptions, and account assistance, 1-800-544-6666.
  For mutual fund and brokerage information, 1-800-544-6666.
  For retirement information, 1-800-544-4774.
  TDD - Service for the Deaf and Hearing-Impaired, 1-800-544-0118 (9:00 a.m. - 9:00 p.m. Eastern time).

Please use the following addresses:

Buying Shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling Shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

You may buy or sell shares of the fund through an investment professional. If you invest through an investment professional, the procedures for buying, selling, and exchanging shares of the fund and the account features and policies may differ. Additional fees may also apply to your investment in the fund, including a transaction fee if you buy or sell shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted based on criteria established by Fidelity.

Prospectus

Shareholder Information - continued

The different ways to set up (register) your account with Fidelity are listed in the following table.

Ways to Set Up Your Account
Individual or Joint Tenant For your general investment needs
Gifts or Transfers to a Minor (UGMA, UTMA) To invest for a child's education or other future needs
Trust For money being invested by a trust
Business or Organization For investment needs of corporations, associations, partnerships, or other groups

Buying Shares

The price to buy one share of the fund is the fund's NAV. The fund's shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your investment is received in proper form.

Short-term or excessive trading into and out of the fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity funds, and accounts under common ownership or control.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
  Fidelity does not accept cash.
  When making a purchase with more than one check, each check must have a value of at least $50.
  Fidelity reserves the right to limit the number of checks processed at one time.
  If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the fund is priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Minimums

To Open an Account	$10,000
To Add to an Account	$1,000
Through regular investment plans	$500
Minimum Balance	$5,000

Prospectus

Shareholder Information - continued

There is no minimum account balance or initial or subsequent purchase minimum for investments through Fidelity Portfolio Advisory ServicesSM  or a qualified state tuition program. In addition, the fund may waive or lower purchase minimums in other circumstances.

Key Information
Phone 1-800-544-6666

To Open an Account

  Exchange from another Fidelity fund. Call the phone number at left.

To Add to an Account

  Exchange from another Fidelity fund. Call the phone number at left.
  Use Fidelity Money Line® to transfer from your bank account.

Internet www.fidelity.com

To Open an Account

  Complete and sign the application. Make your check payable to the complete name of the fund. Mail to the address under "Mail" below.

To Add to an Account

  Exchange from another Fidelity fund.
  Use Fidelity Money Line to transfer from your bank account.

Mail Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

To Open an Account

  Complete and sign the application. Make your check payable to the complete name of the fund. Mail to the address at left.

To Add to an Account

  Make your check payable to the complete name of the fund. Indicate your fund account number on your check and mail to the address at left.
  Exchange from another Fidelity fund. Send a letter of instruction to the address at left, including your name, the funds' names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

In Person

To Open an Account

  Bring your application and check to a Fidelity Investor Center. Call 1-800-544-9797 for the center nearest you.

To Add to an Account

  Bring your check to a Fidelity Investor Center. Call 1-800-544-9797 for the center nearest you.

Wire

To Open an Account

  Call 1-800-544-6666 to set up your account and to arrange a wire transaction.
  Wire within 24 hours to: Bankers Trust Company, Bank Routing # 021001033,
  Account # 00163053.
  Specify the complete name of the fund and include your new fund account number and your name.

To Add to an Account

  Wire to: Bankers Trust Company, Bank Routing # 021001033, Account # 00163053.
  Specify the complete name of the fund and include your fund account number and your name.

Automatically	To Open an Account Not available. To Add to an Account Use Fidelity Automatic Account Builder® or Direct Deposit. Use Fidelity Automatic Exchange Service to exchange from a Fidelity money market fund.

Prospectus

Shareholder Information - continued

Selling Shares

The price to sell one share of the fund is the fund's NAV, minus the redemption fee (short-term trading fee), if applicable.

The fund will deduct a short-term trading fee of 0.50% from the redemption amount if you sell your shares after holding them less than 180 days. Trading fees are paid to the fund rather than Fidelity, and are designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading.

If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus the short-term trading fee, if applicable.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

  You wish to sell more than $100,000 worth of shares;
  Your account registration has changed within the last 15 or 30 days, depending on your account;
  The check is being mailed to a different address than the one on your account (record address);
  The check is being made payable to someone other than the account owner; or
  The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, leave at least $5,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.
  Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

Prospectus

Shareholder Information - continued

  You will not receive interest on amounts represented by uncashed redemption checks.
  Unless otherwise instructed, Fidelity will send a check to the record address.
Key Information
Phone 1-800-544-6666
  Call the phone number at left to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Money Line to transfer to your bank account.
  Exchange to another Fidelity fund. Call the phone number at left.

Internet www.fidelity.com	Exchange to another Fidelity fund. Use Fidelity Money Line to transfer to your bank account.
Mail Fidelity Investments P.O. Box 660602 Dallas, TX 75266-0602

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Send a letter of instruction to the address at left, including your name, the fund's name, your fund account number, and the dollar amount or number of shares to be sold. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Trust

  Send a letter of instruction to the address at left, including the trust's name, the fund's name, the trust's fund account number, and the dollar amount or number of shares to be sold. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Send a letter of instruction to the address at left, including the firm's name, the fund's name, the firm's fund account number, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Call 1-800-544-6666 for instructions.

In Person

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Bring a letter of instruction to a Fidelity Investor Center. Call 1-800-544-9797 for the center nearest you. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Trust

  Bring a letter of instruction to a Fidelity Investor Center. Call 1-800-544-9797 for the center nearest you. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Bring a letter of instruction to a Fidelity Investor Center. Call 1-800-544-9797 for the center nearest you. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Visit a Fidelity Investor Center for instructions. Call 1-800-544-9797 for the center nearest you.

Automatically	Use Personal Withdrawal Service to set up periodic redemptions from your account.

Prospectus

Shareholder Information - continued

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares of the fund for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  The fund you are exchanging into must be available for sale in your state.
  You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.
  Before exchanging into a fund, read its prospectus.
  Exchanges may have tax consequences for you.
  The fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control will be counted together for purposes of the four exchange limit.
  The fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

The fund may terminate or modify the exchange privilege in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following features are available to buy and sell shares of the fund.

Automatic Investment and Withdrawal Programs. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

Prospectus

Shareholder Information - continued

Fidelity Automatic Account Builder To move money from your bank account to a Fidelity fund.
Minimum $500	Frequency Monthly or quarterly

Procedures

  To set up for a new account, complete the appropriate section on the application.
  To set up for existing accounts, call 1-800-544-6666 or visit Fidelity's web site for an application.
  To make changes, call 1-800-544-6666 at least three business days prior to your next scheduled investment date.

Direct Deposit To send all or a portion of your paycheck or government check to a Fidelity fund.A
Minimum $500	Frequency Every pay period

Procedures

  To set up for a new account, check the appropriate box on the application.
  To set up for an existing account, call 1-800-544-6666 or visit Fidelity's web site for an authorization form.
  To make changes you will need a new authorization form. Call 1-800-544-6666 or visit Fidelity's web site to obtain one.

A Because its share price fluctuates, the fund may not be an appropriate choice for direct deposit of your entire check.
Fidelity Automatic Exchange Service To move money from a Fidelity money market fund to another Fidelity fund.
Minimum $500	Frequency Monthly, bimonthly, quarterly, or annually	Procedures To set up, call 1-800-544-6666 after both accounts are opened. To make changes, call 1-800-544-6666 at least three business days prior to your next scheduled exchange date.
Personal Withdrawal Service To set up periodic redemptions from your account to you or to your bank account.
Frequency Monthly	Procedures To set up, call 1-800-544-6666. To make changes, call Fidelity at 1-800-544-6666 at least three business days prior to your next scheduled withdrawal date.

Prospectus

Shareholder Information - continued

Other Features. The following other features are also available to buy and sell shares of the fund.

Wire To purchase and sell shares via the Federal Reserve Wire System.
  You must sign up for the wire feature before using it. Complete the appropriate section on the application when opening your account, or call 1-800-544-6666 to add the feature after your account is opened. Call 1-800-544-6666 before your first use to verify that this feature is set up on your account.
  To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

Fidelity Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Money Line feature before using it. Complete the appropriate section on the application and then call 1-800-544-6666 or visit Fidelity's web site before your first use to verify that this feature is set up on your account.
  Most transfers are complete within three business days of your call.
  Minimum purchase: $500
  Maximum purchase: $100,000

Fidelity On-Line Xpress+® To manage your investments through your PC.

Call 1-800-544-0240 or visit Fidelity's web site for more information.

  For account balances and holdings;
  To review recent account history;
  For mutual fund and brokerage trading; and
  For access to research and analysis tools.

Fidelity Online Trading To access and manage your account over the Internet at Fidelity's web site.
  For account balances and holdings;
  To review recent account history;
  To obtain quotes;
  For mutual fund and brokerage trading; and
  To access third-party research on companies, stocks, mutual funds, and the market.

FAST To access and manage your account automatically by phone using touch tone or speech recognition.

Call 1-800-544-5555.

  For account balances and holdings;
  For mutual fund and brokerage trading;
  To obtain quotes;
  To review orders and mutual fund activity; and
  To change your personal identification number (PIN).

Policies

The following policies apply to you as a shareholder.

Statements and reports that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
  Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of the fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact Fidelity in writing at P.O. Box 5000, Cincinnati, Ohio 45273-8692.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions.

Prospectus

Shareholder Information - continued

Fidelity may deduct an annual maintenance fee of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets with Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating accounts with Fidelity maintained by Fidelity Service Company, Inc. or FBS LLC which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.

If your account balance falls below $5,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus the short-term trading fee, if applicable, on the day your account is closed.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally declares dividends daily and pays them monthly. The fund normally pays capital gain distributions in October and December.

Earning Dividends

Shares begin to earn dividends on the first business day following the day of purchase.

Shares earn dividends until, but not including, the next business day following the day of redemption.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for the fund's distributions:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

Prospectus

Shareholder Information - continued

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional shares of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in shares of another identically registered Fidelity fund. Your capital gain distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you.

Taxes on distributions. The fund seeks to earn income and pay dividends exempt from federal income tax and Maryland state and county income taxes.

A portion of the dividends you receive may be subject to federal, state, or local income tax or may be subject to the federal alternative minimum tax or to Maryland income tax as a preference item. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

For federal tax purposes, the fund's distributions of short-term capital gains and gains on the sale of bonds characterized as market discount are taxable to you as ordinary income, while the fund's distributions of long-term capital gains are taxable to you generally as capital gains.

For Maryland personal income tax purposes, distributions derived from interest on municipal securities of Maryland issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as capital gains are generally exempt from Maryland personal income tax to the extent derived from municipal securities of Maryland issuers. All other distributions may be taxable for Maryland personal income tax purposes.

If a fund's distributions exceed its income and capital gains realized in any year, all or a portion of those distributions may be treated as a return of capital to shareholders for federal income tax or Maryland personal income tax purposes. A return of capital generally will not be taxable to you but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.

Prospectus

Shareholder Information - continued

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a potentially taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash or to invest distributions automatically in shares of another Fidelity fund, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal and Maryland personal income tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

Spartan Maryland Municipal Income is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager.

As of March 31, 2000, FMR had approximately $639.1 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, serves as a sub-adviser for the fund. FIMM is primarily responsible for choosing investments for the fund.

FIMM is an affiliate of FMR. As of March 31, 2000, FIMM had approximately $206.8 billion in discretionary assets under management.

George Fischer is vice president and manager of Spartan Maryland Municipal Income, which he has managed since January 1998. He also manages several other Fidelity funds. Since joining Fidelity in 1989, Mr. Fischer has worked as an analyst and manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. FMR pays all of the other expenses of the fund with limited exceptions.

The fund's annual management fee rate is 0.55% of its average net assets.

FMR pays FIMM for providing sub-advisory services.

FMR may, from time to time, agree to reimburse the fund for management fees above a specified limit. FMR retains the ability to be repaid by the fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease the fund's expenses and boost its performance.

Fund Distribution

FDC distributes the fund's shares.

The fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees of the fund has authorized such payments.

Prospectus

Fund Services - continued

If payments made by FMR to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of the fund's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the fund, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand the fund's financial history for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial highlights and financial statements, are included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Years ended August 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 10.090	$ 10.550	$ 10.170	$ 9.850	$ 9.840
Income from Investment Operations
Net interest income	.474 B	.451	.461	.466	.488
Net realized and unrealized gain (loss)	.161	(.461)	.380	.323	.009
Total from investment operations	.635	(.010)	.841	.789	.497
Less Distributions
From net interest income	(.476)	(.451)	(.461)	(.466)	(.488)
In excess of net realized gain	-	-	-	(.003)	-
Total distributions	(.476)	(.451)	(.461)	(.469)	(.488)
Redemption fees added to paid in capital	.001	.001	.000	.000	.001
Net asset value, end of period	$ 10.250	$ 10.090	$ 10.550	$ 10.170	$ 9.850
Total Return A	6.53%	(0.15)%	8.43%	8.17%	5.12%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 54,595	$ 48,626	$ 43,833	$ 40,231	$ 45,359
Ratio of expenses to average net assets	.55%	.55%	.55%	.55%	.40% C
Ratio of expenses to average net assets after expense reductions	.45% D	.49% D	.53% D	.54% D	.39% D
Ratio of net interest income to average net assets	4.76%	4.34%	4.44%	4.65%	4.91%
Portfolio turnover rate	27%	12%	23%	41%	74%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net interest income per share has been calculated based on average shares outstanding during the period.

C FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

Prospectus

Notes

Notes

Notes

Notes

Notes

Notes

You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus or an annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number 811-2460

Spartan, Fidelity Investments & (Pyramid) Design, FAST, Fidelity Money Line, Fidelity Automatic Account Builder, Fidelity On-Line Xpress+, and Directed Dividends are registered trademarks of FMR Corp.

Portfolio Advisory Services is a service mark of FMR Corp.

1.538337.103 SMD-pro-MAPS code suffix